Capital Management (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Management
Gross debt to be reduced	$ 65,000
Cash and cash equivalents	8,000
Gross debt decreased	$ 62,600	$ 53,799